THE HENNESSY
                                  FUNDS, INC.

                               SEMIANNUAL REPORT
                               DECEMBER 31, 1999

                             (HENNESSY FUNDS LOGO)

                                 Hennessy Funds

                            THE HENNESSY FUNDS, INC.
                              The Courtyard Square
                          750 Grant Avenue, Suite 100
                            Novato, California 94945
                                 (415) 899-1555
                                1 (800) 966-4354
                              Email: ejhmo@aol.com
                   Hennessy Leveraged Dogs Fund Symbol: HDOGX
                      Hennessy Balanced Fund Symbol: HBFBX

                                                                   February 2000

Dear Shareholder:

The allure of becoming a millionaire has invaded every aspect of our culture. Game shows, day trading, and lottery tickets have become everyday mantras of our financial philosophy. Saving money and investing wisely are methods that have become too old fashioned for modern day investors. However, we at Hennessy Funds feel that buying into the latest wave of initial public offerings storming the financial marketplace, many of which are companies with little revenues, no earnings, no real prospect for profitability and unlikely to ever pay a dividend, is inconsistent with reasonable long term investing. These companies double and triple their market capitalization in their first day of trading, but will eventually decline when investors tire of speculative trading. While the companies you own through investing with us (please see pages 7 to 10) have revenue streams in the billions, earnings in the billions, low price to earnings ratios, and return their profits to their shareholders in the form of dividends. Our current returns illustrate our dilemma - no one is buying our companies right now. But we feel this trend will change and that our portfolios are poised for the future when investors move from their current speculative trading to more reasonable long term investing.

We are dedicated to maintaining our investment strategy to provide our shareholders with value oriented high quality, and dividend paying investments, which, over time will yield beneficial returns.

Thank you for continuing to put your trust and confidence in us. If you have any questions, please do not hesitate to contact our offices at 1-800-966-4354.

Thank you again for making Hennessy Funds part of your investment portfolio.

Best wishes,

/s/ Neil J. Hennessy

Neil J. Hennessy
President & Portfolio Manager

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (UNAUDITED)

                                                                     HENNESSY
                                                       HENNESSY     LEVERAGED
                                                    BALANCED FUND   DOGS FUND
                                                    -------------   ---------
ASSETS:
Investments, at value (cost $21,974,970 and           $22,444,046   $6,748,418
  $6,899,770 respectively)
Receivable from Adviser                                        --        2,023
Receivable for investment securities sold                 519,933      152,880
Income receivable                                          37,273       12,414
Receivable for fund shares sold                             2,000           --
Organization costs, net of accumulated amortization         9,150           --
Other assets                                               15,928       15,721
                                                      -----------   ----------
   Total Assets                                        23,028,330    6,931,456
                                                      -----------   ----------
LIABILITIES:
Payable to Adviser                                         16,687           --
Payable to Custodian                                      318,447           --
Payable for fund shares redeemed                            8,094           --
Reverse repurchase agreement                                   --    1,527,875
Accrued expenses and other payables                        32,291       36,348
                                                      -----------   ----------
   Total Liabilities                                      375,519    1,564,223
                                                      -----------   ----------
NET ASSETS                                            $22,652,811   $5,367,233
                                                      -----------   ----------
                                                      -----------   ----------
NET ASSETS CONSIST OF:
Capital stock                                         $22,162,740   $5,511,677
Accumulated undistributed net
  investment income (loss)                                (10,820)         384
Accumulated undistributed net realized
  gains (losses) on investments                            31,815        6,524
Unrealized net appreciation (depreciation)
  on investments                                          469,076     (151,352)
                                                      -----------   ----------
   Total Net Assets                                   $22,652,811   $5,367,233
                                                      -----------   ----------
                                                      -----------   ----------

Shares authorized ($.0001 par value)                  100,000,000  100,000,000
Shares issued and outstanding                           2,031,066      547,573
Net asset value per share                             $     11.15   $     9.80
                                                      -----------   ----------
                                                      -----------   ----------

                     See notes to the financial statements.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1999 (UNAUDITED)

                                                                     HENNESSY
                                                        HENNESSY     LEVERAGED
                                                     BALANCED FUND   DOGS FUND
                                                     -------------   ---------
INVESTMENT INCOME:
   Dividend income                                    $   160,824    $  56,745
   Interest income                                        296,102       70,667
                                                      -----------    ---------
        Total investment income                           456,926      127,412
                                                      -----------    ---------
EXPENSES:
   Investment advisory fees                                72,807       16,857
   Administration fees                                     14,904       11,996
   Shareholder servicing and accounting costs              24,656       17,580
   Distribution fees                                       30,336        7,024
   Custody fees                                             4,600        1,852
   Federal and state registration fees                      7,912        3,704
   Professional fees                                       14,352        5,646
   Reports to shareholders                                  4,416          756
   Amortization of organization costs                       3,908           --
   Directors' fees and expenses                             1,472        1,012
   Other                                                    2,024        1,864
                                                      -----------    ---------
   Total operating expenses before interest expense       181,387       68,291
   Interest expense                                            --       41,087
   Less, expense reimbursement                                 --      (34,577)
                                                      -----------    ---------
        Net expenses                                      181,387       74,801
                                                      -----------    ---------
NET INVESTMENT INCOME                                     275,539       52,611
                                                      -----------    ---------
REALIZED AND UNREALIZED GAINS (LOSSES):
   Net realized gains on investments                      451,524        8,432
   Change in unrealized appreciation or
     depreciation on investments                       (1,958,729)    (501,339)
                                                      -----------    ---------
        Net loss on investments                        (1,507,205)    (492,907)
                                                      -----------    ---------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                           $(1,231,666)   $(440,296)
                                                      -----------    ---------
                                                      -----------    ---------

                     See notes to the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                 HENNESSY BALANCED FUND           HENNESSY LEVERAGED DOGS FUND
                                                             ------------------------------   ------------------------------------
                                                             SIX MONTHS ENDED   YEAR ENDED    SIX MONTHS ENDED      YEAR ENDED
                                                             DECEMBER 31,1999  JUNE 30, 1999  DECEMBER 31,1999  JUNE 30, 1999*<F1>
                                                             ----------------  -------------  ----------------  ------------------
                                                               (UNAUDITED)                       (UNAUDITED)
OPERATIONS:
   Net investment income                                       $   275,539      $   526,620      $    52,611       $    85,797
   Net realized gains (losses) on investments                      451,524        1,109,164            8,432            (1,908)
   Change in unrealized appreciation or
     depreciation on investments                                (1,958,729)         477,903         (501,339)          349,987
                                                               -----------      -----------       ----------        ----------
   Net increase (decrease) in net assets
     resulting from operations                                  (1,231,666)       2,113,687         (440,296)          433,876
                                                               -----------      -----------       ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                     (287,405)        (528,138)         (52,378)          (85,646)
   From net realized gains                                      (1,308,316)        (915,182)              --                --
                                                               -----------      -----------       ----------        ----------
                                                                (1,595,721)      (1,443,320)         (52,378)          (85,646)
                                                               -----------      -----------       ----------        ----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares subscribed                               2,112,529        2,560,820          917,922         5,322,828
   Shares issued to holders in
     reinvestment of dividends                                   1,568,728        1,412,416           51,675            85,045
   Cost of shares redeemed                                      (2,242,231)      (4,098,397)        (532,110)         (333,683)
                                                               -----------      -----------       ----------        ----------
   Net increase (decrease) in net assets
     resulting from capital share transactions                   1,439,026         (125,161)         437,487         5,074,190
                                                               -----------      -----------       ----------        ----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                                 (1,388,361)         545,206          (55,187)        5,422,420

NET ASSETS:
   Beginning of period                                          24,041,172       23,495,966        5,422,420                 0
                                                               -----------      -----------       ----------        ----------
   End of period (including undistributed
     net investment income (loss) of $(10,820),
     $1,046, $384 and $151, respectively)                      $22,652,811      $24,041,172       $5,367,233        $5,422,420
                                                               -----------      -----------       ----------        ----------
                                                               -----------      -----------       ----------        ----------
CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                     169,537          209,769           87,757           530,459
   Shares issued to holders as
     reinvestment of dividends                                     138,110          118,867            5,163             8,348
   Shares redeemed                                                (189,950)        (337,156)         (52,147)          (32,007)
                                                               -----------      -----------       ----------        ----------
   Net increase (decrease)                                         117,697           (8,520)          40,773           506,800
                                                               -----------      -----------       ----------        ----------
                                                               -----------      -----------       ----------        ----------

*<F1> For the period July 29, 1998 (commencement of operations) through June 30, 1999.

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                                                             HENNESSY BALANCED FUND
                                              -------------------------------------------------------------------------------------
                                                                                                               MARCH 8, 1996(1)<F2>
                                             SIX MONTHS ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED          THROUGH
                                             DECEMBER 31, 1999  JUNE 30, 1999   JUNE 30, 1998   JUNE 30, 1997     JUNE 30, 1996
                                             -----------------  -------------   -------------   -------------  --------------------
                                                (UNAUDITED)
PER SHARE DATA:
   Net asset value, beginning of period           $12.56            $12.23         $11.67          $10.18             $10.00

   Income from investment operations:
      Net investment income                         0.14              0.28           0.29            0.23               0.06
      Net realized and unrealized gains
        (losses) on securities                     (0.75)             0.83           0.73            1.55               0.12
                                                  ------            ------         ------          ------             ------
          Total from investment operations         (0.61)             1.11           1.02            1.78               0.18

   Less Distributions:
      Dividends from net investment income         (0.14)            (0.28)         (0.29)          (0.29)                --
      Dividends from realized capital gains        (0.66)            (0.50)         (0.17)             --                 --
                                                  ------            ------         ------          ------             ------
          Total distributions                      (0.80)            (0.78)         (0.46)          (0.29)                --
                                                  ------            ------         ------          ------             ------

   Net asset value, end of period                 $11.15            $12.56         $12.23          $11.67             $10.18
                                                  ------            ------         ------          ------             ------
                                                  ------            ------         ------          ------             ------

TOTAL RETURN                                      (4.88%)(2)<F3>     9.61%          8.80%          17.70%              1.80%(2)<F3>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands,
     end of period                               $22,653           $24,041        $23,496         $17,639             $6,866
   Ratio of net expenses
     to average net assets:
       Before expense reimbursement                1.49%(3)<F4>      1.55%          2.39%           2.48%              4.04%(3)<F4>
       After expense reimbursement                 1.49%(3)<F4>      1.55%          1.64%           1.90%              1.90%(3)<F4>
   Ratio of net investment income
     to average net assets:
       Before expense reimbursement                2.27%(3)<F4>      2.28%          1.69%           1.84%              0.85%(3)<F4>
       After expense reimbursement                 2.27%(3)<F4>      2.28%          2.44%           2.41%              2.99%(3)<F4>
   Portfolio turnover rate                        11.64%            28.92%         23.24%          20.01%                 --(4)<F5>

(1)<F2> Commencement of operations.
(2)<F3> Not annualized.
(3)<F4> Annualized.
(4)<F5> For the period March 8, 1996 through June 30, 1996, there were no sales of securities other than short-term securities which are not factored into this calculation.

                     See notes to the financial statements.

FINANCIAL HIGHLIGHTS

                                                                                    HENNESSY LEVERAGED DOGS FUND
                                                                            -------------------------------------------
                                                                                                    JULY 29, 1998(1)<F6>
                                                                             SIX MONTHS ENDED             THROUGH
                                                                            DECEMBER 31, 1999          JUNE 30, 1999
                                                                            -----------------          --------------
                                                                               (UNAUDITED)
PER SHARE DATA:
   Net asset value, beginning of period                                           $10.70                   $10.00
   Income from investment operations:
      Net investment income                                                         0.10                     0.31
      Net realized and unrealized gains (losses) on securities                     (0.90)                    0.70
                                                                                  ------                   ------
          Total from investment operations                                         (0.80)                    1.01
   Less Distributions:
      Dividends from net investment income                                         (0.10)                   (0.31)
      Dividends from realized capital gains                                           --                       --
                                                                                  ------                   ------
          Total distributions                                                      (0.10)                   (0.31)
                                                                                  ------                   ------
   Net asset value, end of period                                                 $ 9.80                   $10.70
                                                                                  ------                   ------
                                                                                  ------                   ------

TOTAL RETURN                                                                      (7.54%)(2)<F7>           10.28%(2)<F7>

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, in thousands, end of period                                        $5,367                   $5,422
   Ratio of net expenses to average net assets:
      Before expense reimbursement                                                 2.43%(3)<F8>(6)<F11>     4.35%(3)<F8>(4)<F9>
      After expense reimbursement                                                  1.20%(3)<F8>(6)<F11>        --(3)<F8>(4)<F9>
   Ratio of interest expense to average net assets                                 1.46%(3)<F8>             1.17%(3)<F8>
   Ratio of net investment income to average net assets:
      Before expense reimbursement                                                 0.64%(3)<F8>            (0.90%)(3)<F8>
      After expense reimbursement                                                  1.87%(3)<F8>             3.45%(3)<F8>
   Portfolio turnover rate                                                         1.94%                       --(5)<F10>

(1)<F6>   Commencement of operations.
(2)<F7>   Not annualized.
(3)<F8>   Annualized.
(4)<F9> For the period ended June 30, 1999, the ratio of operating expenses to average net assets excludes interest expense. The ratio before and after expense reimbursement, including interest expense, would be 5.52% and 1.17%, respectively.
(5)<F10> For the period July 29, 1998 through June 30, 1999, there were no sales of securities other than short-term securities which are not factored into this calculation.
(6)<F11> For the period ended December 31, 1999, the ratio of operating expenses to average net assets excludes interest expense. The ratio before and after expense reimbursement, including interest expense, would be 3.89% and 2.66%, respectively.

                     See notes to the financial statements.

HENNESSY BALANCED FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1999 (UNAUDITED)

  NUMBER
OF SHARES                                                            VALUE
---------                                                            -----
            COMMON STOCKS -- 48.8%

            AUTOMOBILES & TRUCKS -- 5.5%
     4,508  Delphi Automotive Systems Corporation                 $    71,001
    16,000  General Motors Corporation                              1,163,000
                                                                  -----------
                                                                    1,234,001
                                                                  -----------

            BANK & BANK HOLDING COMPANIES -- 5.3%
     9,500  J.P. Morgan and Co. Incorporated                        1,202,938
                                                                  -----------

            CAPITAL GOODS -- 3.8%
    18,425  Caterpillar, Inc.                                         867,127
                                                                  -----------

            CHEMICALS -- 4.5%
    15,375  E. I. du Pont de Nemours and Company                    1,012,828
                                                                  -----------

            CONSUMER DURABLES -- 5.0%
    17,100  Eastman Kodak Company                                   1,132,875
                                                                  -----------

            ENERGY -- 8.8%
    12,575  Chevron Corporation                                     1,089,309
    11,225  Exxon Mobil Corporation                                   904,314
                                                                  -----------
                                                                    1,993,623
                                                                  -----------

            FOOD, BEVERAGE & TOBACCO -- 3.4%
    32,700  Philip Morris Companies, Inc.                             758,231
                                                                  -----------

            MANUFACTURING -- 6.0%
    13,975  Minnesota Mining and Manufacturing Company              1,367,803
                                                                  -----------

            PAPER & FOREST PRODUCTS -- 1.7%
     6,875  International Paper Company                               388,008
                                                                  -----------

            RETAIL -- 1.9%
    14,425  Sears, Roebuck and Co.                                    439,061
                                                                  -----------

            RUBBER & TIRES -- 2.6%
    21,000  Goodyear Tire & Rubber Company                            591,937
                                                                  -----------

            TELECOMMUNICATIONS -- 0.3%
     1,150  SBC Communications, Inc.                                   56,063
                                                                  -----------

            TOTAL COMMON STOCKS (Cost $10,540,762)                 11,044,495
                                                                  -----------
PRINCIPAL
 AMOUNT
--------
            SHORT-TERM INVESTMENTS -- 50.3%
            U.S. GOVERNMENT -- 50.3%
            U.S. Treasury Bills:
$1,292,000  5.02%, 3/02/00                                          1,281,159
 2,192,000  5.12%, 3/30/00                                          2,164,613
 1,618,000  5.26%, 4/27/00                                          1,590,709
 1,182,000  5.41%, 5/25/00                                          1,156,599
 1,281,000  5.50%, 6/22/00                                          1,247,595
   628,000  5.56%, 7/20/00                                            608,768
 1,468,000  5.63%, 8/17/00                                          1,416,163
 1,075,000  5.66%, 9/14/00                                          1,032,130
   354,000  5.69%, 10/12/00                                           338,277
   315,000  5.69%, 10/12/00                                           301,009
   276,000  5.69%, 11/09/00                                           262,529
                                                                  -----------
                                                                   11,399,551
                                                                  -----------
            TOTAL SHORT-TERM INVESTMENTS (Cost $11,434,208)        11,399,551
                                                                  -----------
            TOTAL INVESTMENTS -- 99.1% (Cost $21,974,970)          22,444,046
                                                                  -----------
            Other Assets and Liabilities, Net -- 0.9%                 208,765
                                                                  -----------
            NET ASSETS -- 100.0%                                  $22,652,811
                                                                  -----------
                                                                  -----------

                     See notes to the financial statements.

HENNESSY LEVERAGED DOGS FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1999 (UNAUDITED)

  NUMBER
OF SHARES                                                            VALUE
---------                                                            -----
            COMMON STOCKS -- 73.3%

            AUTOMOBILES & TRUCKS -- 7.5%
     2,464  Delphi Automotive Systems Corporation                 $    38,808
     5,025  General Motors Corporation                                365,255
                                                                  -----------
                                                                      404,063
                                                                  -----------

            BANK & BANK HOLDING COMPANIES -- 8.5%
     3,600  J.P. Morgan and Co. Incorporated                          455,850
                                                                  -----------

            CAPITAL GOODS -- 7.1%
     8,150  Caterpillar, Inc.                                         383,559
                                                                  -----------

            CHEMICALS -- 8.2%
     6,700  E. I. du Pont de Nemours and Company                      441,363
                                                                  -----------

            CONSUMER DURABLES -- 7.2%
     5,850  Eastman Kodak Company                                     387,562
                                                                  -----------

            ENERGY -- 15.3%
     4,450  Chevron Corporation                                       385,481
     5,375  Exxon Mobil Corporation                                   433,023
                                                                  -----------
                                                                      818,504
                                                                  -----------

            FOOD, BEVERAGE & TOBACCO -- 4.3%
     9,925  Philip Morris Companies, Inc.                             230,136
                                                                  -----------

            MANUFACTURING -- 9.2%
     5,025  Minnesota Mining and Manufacturing Company                491,822
                                                                  -----------

            PAPER & FOREST PRODUCTS -- 0.8%
       800  International Paper Company                                45,150
                                                                  -----------

            RETAIL -- 0.8%
     1,350  Sears, Roebuck and Co.                                     41,091
                                                                  -----------

            RUBBER & TIRES -- 3.7%
     6,975  Goodyear Tire & Rubber Company                            196,608
                                                                  -----------

            TELECOMMUNICATIONS -- 0.7%
       825  SBC Communications, Inc.                                   40,219
                                                                  -----------

            TOTAL COMMON STOCKS (Cost $4,087,279)                   3,935,927
                                                                  -----------
PRINCIPAL
 AMOUNT
---------
            SHORT-TERM INVESTMENTS -- 52.4%
            U.S. GOVERNMENT -- 48.3%
            U.S. Treasury Bills:
$2,600,000  4.98%, 1/27/00*<F12>                                    2,590,780
                                                                  -----------
            VARIABLE RATE DEMAND NOTES#<F13> -- 4.1%
   131,060  Wisconsin Corporation Central Credit Union, 6.16%         131,060
       226  Warner-Lambert Co., 6.04%                                     226
    89,720  Pitney Bowes, 6.10%                                        89,720
       705  General Mills, 6.10%                                          705
                                                                  -----------
                                                                      221,711
                                                                  -----------
            TOTAL SHORT-TERM INVESTMENTS (Cost $2,812,491)          2,812,491
                                                                  -----------
            TOTAL INVESTMENTS -- 125.7% (Cost $6,899,770)           6,748,418
                                                                  -----------
            Other Liabilities and Assets, Net -- (25.7%)           (1,381,185)
                                                                  -----------
            NET ASSETS -- 100.0%                                  $ 5,367,233
                                                                  -----------
                                                                  -----------

*<F12> Collateral or partial collateral for securities sold subject to repurchase.
#<F13> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1999.

                     See notes to the financial statements.

NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 1999 (UNAUDITED)

1).  ORGANIZATION

     The Hennessy Funds, Inc., organized as a Maryland corporation on January 11, 1996, consists of two separate portfolios: The Hennessy Funds, Inc. --
Hennessy Balanced Fund (the "Balanced Fund") and   The Hennessy Funds, Inc. --
Hennessy Leveraged Dogs Fund (the "Leveraged Dogs Fund"). Both funds are open-end, non-diversified companies registered under the Investment Company Act of 1940, as amended. The investment objectives and organization costs of The Hennessy Funds, Inc. are set forth below.

     The objectives of the Hennessy Balanced Fund are capital appreciation and current income. The investment strategy involves investing approximately one half of the portfolio's assets in one-year Treasury Bills and the other half in the top ten dividend yielding stocks of the Dow Jones Industrial Average. Bi-monthly, the Balanced Fund will determine the ten highest yielding common stocks in the Dow Jones Industrial Average. All purchases of common stocks following such determination, until the next determination, will be of the ten highest yielding common stocks so determined. The Balanced Fund intends to hold any common stock purchased for approximately one year, including common stocks that are no longer one of the ten highest yielding common stocks in the Dow Jones Industrial Average.

     Between the date of organization and the commencement of investment operations on March 8, 1996, the Balanced Fund had no operations other than incurring organizational expenses. These costs aggregated $38,758 and are being amortized over the period of benefit, but not to exceed sixty months from the date the Balanced Fund commenced investment operations.

     The Leveraged Dogs Fund's investment objective is to achieve total return that in the long run will exceed that of the Dow Jones Industrial Average (the "DJIA"). The investment strategy involves borrowing money for investment purposes, and investing approximately one half of the portfolio's assets, including proceeds from borrowing, in one-year Treasury Bills and the other half in the top ten dividend yielding stocks of the DJIA. Bi-monthly, the Leveraged Dogs Fund will determine the ten highest yielding common stocks in the DJIA.
All purchases of common stocks following such determination, until the next determination, will be of the ten highest yielding common stocks so determined. The Leveraged Dogs Fund intends to hold any common stock purchased for approximately one year, including common stocks that are no longer one of the ten highest yielding common stocks in the DJIA.

     Between the date of organization and the commencement of investment operations on July 29, 1998, the Leveraged Dogs Fund had no operations other than incurring organizational expenses. These costs aggregated $31,954 and were absorbed by Hennessy Management Co. 2, L.P. (the "Adviser"). The Leveraged Dogs Fund will not be required to reimburse the Adviser for the organizational expenses.

2).  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

a). Investment Valuation -- Securities which are traded on a national or recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Exchange-traded securities for which there were no transactions that day and debt securities are valued at the most recent bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.

b). Federal Income Taxes -- Provision for federal income taxes or excise taxes has not been made since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareowners and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of wash sales treatment for tax reporting purposes. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes.

c). Income and Expenses -- Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration and certain shareowner service fees.

d). Distributions to Shareowners -- Dividends from net investment income are declared and paid on a calendar quarter basis. Distributions of net realized capital gains, if any, will be declared at least annually.

e). Security Transactions -- Investment and shareowner transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.

f). Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from from those estimates.

3).  REVERSE REPURCHASE AGREEMENTS

     The Leveraged Dogs Fund has entered into reverse repurchase agreements with Paine Webber, Inc., under which the Leveraged Dogs Fund sells securities and agrees to repurchase them at a mutually agreed upon price. For the period ended December 31, 1999, the average daily balance and average interest rate in effect for reverse repurchase agreements was $1,532,007 and 5.28%, respectively. At December 31, 1999, the interest rate in effect for the outstanding reverse repurchase agreement, scheduled to mature on January 27, 2000, is 5.45% and represented 22.04% of the Leveraged Dogs Fund's total assets.

4).  INVESTMENT TRANSACTIONS

     During the periods ended December 31, 1999, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                              HENNESSY            HENNESSY
                                              BALANCED           LEVERAGED
                                                FUND             DOGS FUND
                                              --------           ---------
     Purchases                               $1,645,519           $432,537
     Sales                                   $1,351,733           $ 78,368

  The following balances for the Funds are as of December 31, 1999:

                                              HENNESSY            HENNESSY
                                              BALANCED           LEVERAGED
                                                FUND             DOGS FUND
                                              --------           ---------
     Cost for federal
       income tax purposes                  $21,980,060         $6,899,770
     Net tax unrealized
       appreciation
       (depreciation)                           463,986           (151,352)
     Tax basis gross
       unrealized
       appreciation                           1,733,047            308,843
     Tax basis gross
       unrealized
       depreciation                          (1,269,061)          (460,195)

5).  INVESTMENT ADVISORY AND OTHER
     AGREEMENTS

     The Balanced Fund has entered into an investment advisory agreement with The Hennessy Management Co., L.P. (the "Balanced Fund Adviser"). The Balanced Fund Adviser is a California limited partnership organized on October 24, 1995, for the purpose of becoming the Balanced Fund's investment adviser. The Leveraged Dogs Fund has entered into an investment advisory agreement with The Hennessy Management Co. 2, L.P. (the "Leveraged Dogs Fund Adviser"). The Leveraged Dogs Adviser is a California limited partnership organized on February 2, 1998, for the purpose of becoming the Leveraged Dogs Fund's investment adviser. The general partner of both Advisers is Edward J. Hennessy, Incorporated ("Hennessy"). Hennessy is a registered broker-dealer and investment adviser. Edward J. Hennessy received commissions of $3,546 and $538 for transactions related to the purchase and sales of securities held by the Balanced Fund and Leveraged Dogs Fund, respectively, for the period ending December 31, 1999. Hennessy was organized in 1989 and is controlled by Neil J. Hennessy, who is a director and the president of Hennessy.

     Pursuant to the Advisory Agreements, the Balanced Fund Adviser and Leveraged Dogs Fund Adviser are entitled to receive a fee, calculated daily and payable monthly, at an annual rate not to exceed 0.60% of each Funds' average daily net assets.

     The Funds have adopted a plan pursuant to Rule 12b-1 which authorizes payments in connection with the distribution of Fund shares at an annual rate not to exceed 0.25% of each Funds' average daily net assets. Amounts paid under the Plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including but not limited to, advertising, compensation for sales and marketing activities or financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareowners and the printing and mailing of sales literature.

     For the fiscal year ending June 30, 2000, the investment adviser to the Leveraged Dogs Fund will reimburse the Leveraged Dogs Fund to the extent necessary to insure that "Other Expenses" less "Interest Expense" do not exceed 0.35% and "Total Annual Fund Operating Expenses" less "Interest Expense" does not exceed 1.20%.

     Firstar Bank, N.A. serves as custodian for the Funds. Firstar Mutual Fund Services, LLC serves as transfer agent, dividend disbursing agent, administrator and accounting services agent for the Funds.

INVESTMENT ADVISERS
   The Hennessy Management Co., L.P.
   The Courtyard Square
   750 Grant Avenue, Suite 100
   Novato, CA 94945

   The Hennessy Management Co. 2, L.P.
   The Courtyard Square
   750 Grant Avenue, Suite 100
   Novato, CA 94945

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT & SHAREHOLDER SERVICING AGENT
   Firstar Mutual Fund Services, LLC
   P.O. Box 701
   Milwaukee, WI 53201-0701
   (800) 261-6950

CUSTODIAN
   Firstar Bank, N.A.
   P.O. Box 701
   Milwaukee, WI 53201-0701
   (800) 261-6950

DIRECTORS
   Neil J. Hennessy
   Brian A. Hennessy
   Robert T. Doyle
   Rodger D. Offenbach
   J. Dennis DeSousa

COUNSEL
   Foley & Lardner
   777 East Wisconsin Avenue
   Milwaukee, WI 53202-5367

INDEPENDENT AUDITORS
   KPMG LLP
   303 East Wacker Drive
   Chicago, Illinois 60601